Management of Financial Risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual undiscounted maturities of financial liabilities
Lease Liability	€ 4,467	€ 3,530
Financial Debt	13,474	13,971
Trade & Other Payables	11,240	10,152
In the next 12 months
Contractual undiscounted maturities of financial liabilities
Lease Liability	990	802
Financial Debt	378	400
Trade & Other Payables	11,240	10,152
Between 2 and 5 years
Contractual undiscounted maturities of financial liabilities
Lease Liability	2,729	2,594
Financial Debt	8,488	6,456
5+ years
Contractual undiscounted maturities of financial liabilities
Lease Liability	748	134
Financial Debt	€ 4,608	€ 7,115